Property, plant and equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Summary of property, plant and equipment

	September 30, 2012	December 31, 2011

Buildings	$15,112,952	$13,625,189
Plant and machinery	1,568,409	1,552,234
Furniture, fixtures and equipment	8,184,576	5,668,331
Motor vehicles	445,191	443,048
	25,311,128	21,288,802
Accumulated depreciation	(5,451,242)	(4,511,548)
	19,859,886	16,777,254
Construction in progress	-	1,319,808

	$19,859,886	$18,097,062

	As of December 31,
	2011	2010

Buildings and improvements	$13,625,189	$12,750,902
Plant and machinery	1,552,234	1,453,435
Furniture, fixtures and equipment	5,668,331	3,055,934
Motor vehicles	443,048	420,683

	21,288,802	17,680,954
Accumulated depreciation	(4,511,548)	(3,437,366)

	16,777,254	14,243,588
Construction in progress	1,319,808	362,300

	$18,097,062	$14,605,888

Analysis of buildings, plant and machinery for banking loans
An analysis of buildings, plant and machinery pledged to banks for banking loans (note 12(d)(i)) is as follows :

	September 30, 2012	December 31, 2011

Buildings	$9,189,674	$5,471,223
Accumulated depreciation	(2,403,891)	(1,420,229)

	$6,785,783	$4,050,994

	As of December 31,
	2011	2010

Buildings	$5,471,223	$6,669,969
Accumulated depreciation	(1,420,229)	(1,469,600)

	$4,050,994	$5,200,369

Property, plant and equipment depreciation
	Year ended December 31,
	2011	2010

Cost of sales and overhead expense	$185,131	$156,077
Selling expenses	1,970	4,881
Administrative expenses	832,298	627,073

	$1,019,399	$788,031